Fair Value Measurements - Schedule of Fair Value of Forward Purchase Agreements Liability (Parentheticals) (Details) - Forward Purchase Agreements [Member] - shares	Nov. 14, 2024	Nov. 13, 2024
Schedule of Fair Value of Forward Purchase Agreements Liability [Line Items]
Initial recognition shares	700,000	700,000
Initial recognition at shares	300,000